Stockholders’ Deficiency (Details) - Schedule of Weighted Average Assumptions were used in the Black-Scholes Option-Pricing Model - $ / shares		6 Months Ended	12 Months Ended
	Aug. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted Average Assumptions were used in the Black-Scholes Option-Pricing Model [Line Items]
Risk-free interest rate	6.31%		3.38%
Dividend yield		20.00%
Expected life (in years)	3 years 2 months 19 days		4 years 1 month 24 days
Volatility	110.00%		87.00%
Weighted average fair value per warrant (in Dollars per share)	$ 0.14		$ 0.37
Warrant Liability [Member]
Schedule of Weighted Average Assumptions were used in the Black-Scholes Option-Pricing Model [Line Items]
Risk-free interest rate	5.14%			4.03%
Dividend yield
Expected life (in years)	1 year	3 years	5 years	1 year 7 months 24 days
Volatility	131.00%	101.01%	108.71%	93.00%
Weighted average fair value per warrant (in Dollars per share)	$ 0.16			$ 0.07
Share Options [Member]
Schedule of Weighted Average Assumptions were used in the Black-Scholes Option-Pricing Model [Line Items]
Risk-free interest rate			3.12%	2.62%
Expected life (in years)			10 years	10 years
Volatility			103.00%	84.00%
Weighted average fair value per warrant (in Dollars per share)			$ 0.13	$ 0.56